Income Taxes - Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current taxes: [Abstract]
Federal	$ 1,480	$ 2,594	$ 2,803
State	499	464	511
Total current taxes	1,979	3,058	3,314
Deferred taxes (benefits): [Abstract]
Federal	22	(1,435)	5
State	1	14	(2)
Total deferred income taxes	23	(1,421)	3
Income taxes	$ 2,002	$ 1,637	$ 3,317